Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 6,075,798	$ 927,349	¥ 5,473,373
Accounts receivable, less allowance for credit losses (March 31, 2020: RMB111,869; March 31, 2021: RMB137,961 (US$21,057))	130,298	19,887	104,251
Inventories	44,257	6,755	43,758
Prepaid expenses and other receivables	47,788	7,294	44,785
Total current assets	6,298,141	961,285	5,666,167
Property, plant and equipment, net	498,656	76,109	522,679
Operating lease right-of-use assets	5,039	769	4,548
Non-current deposits	344,752	52,619	347,360
Non-current accounts receivable, less allowance for credit losses (March 31, 2020: RMB71,421; March 31, 2021: RMB67,095 (US$10,241))	217,208	33,152	160,031
Inventories	91,446	13,957	85,109
Intangible assets, net	88,202	13,462	92,823
Investment in equity securities at fair value	117,911	17,997	101,306
Other equity investment	189,129	28,867	189,129
Deferred tax assets	55,845	8,524	50,701
Total assets	7,906,329	1,206,741	7,219,853
Current liabilities
Accounts payable	9,479	1,447	19,992
Accrued expenses and other payables	136,448	20,825	113,989
Operating lease liabilities	1,636	250	1,717
Deferred revenue	449,359	68,586	402,751
Income tax payable	29,547	4,510	32,329
Total current liabilities	626,469	95,618	570,778
Non-current deferred revenue	2,392,906	365,229	2,289,762
Non-current operating lease liabilities	147	22	1,782
Other non-current liabilities	482,224	73,602	450,900
Deferred tax liabilities	16,132	2,462	18,140
Total liabilities	3,517,878	536,933	3,331,362
Shareholders' equity of Global Cord Blood Corporation
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 121,687,974 and 121,551,075 shares issued and outstanding as of March 31, 2020 and 2021, respectively	83	13	83
Additional paid-in capital	2,101,582	320,764	2,101,582
Treasury stock, at cost (March 31, 2020 and 2021: 136,899 shares, respectively)	(2,815)	(430)	(2,815)
Accumulated other comprehensive losses	(103,179)	(15,748)	(94,663)
Retained earnings	2,386,187	364,203	1,877,940
Total equity attributable to Global Cord Blood Corporation	4,381,858	668,802	3,882,127
Non-controlling interests	6,593	1,006	6,364
Total equity	4,388,451	669,808	3,888,491
Commitments and contingencies
Total liabilities and equity	¥ 7,906,329	$ 1,206,741	¥ 7,219,853